Post-Employment Benefits - Summary of Major Categories of Defined Benefit Plan Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of fair value of plan assets [line items]
Net derivative assets	$ 43,035	$ 35,912
Canada plan [member]
Disclosure of fair value of plan assets [line items]
Net derivative assets	24	30
Debt securities and deposits issued	0	0
Securities and deposits issued	0	0
Debt securities daily quoted prices in active markets	341	134
Investment funds and other assets daily quoted prices in active markets	$ 23	$ 40